                                                 --------------------------------------
                                                             OMB APPROVAL
                                                 --------------------------------------
                                                  OMB Number:      3235-0006
                                                 --------------------------------------
                                                  Expires:         February 28, 1997
                                                 --------------------------------------
                                                  Estimated average burden
                                                  Hours per response. . . . . . . . .
                                                 24.60
                                                 --------------------------------------

                                                          SEC USE ONLY

                                                 --------------------------------------



                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended December 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

Lawrence T. Perera
Name of Institutional Investment Manager

Hemenway & Barnes    60 State Street Boston MA      02109
Business Address     (Street)        (City) (State) (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

      Intentional misstatements or omissions of facts constitute Federal
                             Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2008.


                                                  Lawrence T. Perera
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized
                                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                        13F File No.:
-----                        ------------- ---------------------------- -------------
1.  Brian C. Broderick (12)*   28-11136    6.  Michael J. Puzo (25)*      28-06165
2.  John M. Cornish            28-5362     7.  Kurt F. Somerville (32)*   28-10379
3.  Fiduciary Trust Company    28-471      8.  Welch & Forbes, Inc.       28-262
4.  Marion Fremont-Smith       28-2724     9.
5.  Stephen W. Kidder (35)*    28-11134    10.

* Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2007       FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                     ITEM 2:            ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------            -------------------------  --------- ----------- --------- ----------- -------- ----------------
                                                                                                   VOTING AUTHORITY
                                                                                                   ----------------
                                                                    SHARES OR INVESTMENT
                                                CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER          TITLE OF CLASS         NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------     -------------------------  --------- ----------- --------- --- --- --- -------- ---- ------ ----
A F L A C INC      COMMON STOCK               001055102    403964      6450           XX                 2200
                                                                                      XX      12         1450
                                                                                      XX      32         1100
                                                                                      XX   12,32         1700
AT&T INC           COMMON STOCK               00206R102    493067     12307           XX                12307
ABBOTT LABS        COMMON STOCK               002824100   1610373     28671           XX                16365
                                                                                      XX      12          906
                                                                                      XX      35         8000
                                                                                      XX   12,32          400
                                                                                      XX   25,35         3000
AMERICAN           COMMON STOCK               026874107    943219     16185           XX                 5685
INTERNATIONAL                                                                         XX      32         4700
GROUP INC                                                                             XX      35         3000
                                                                                      XX   12,32         2800
AMGEN INC          COMMON STOCK               031162100    432056      9000           XX                 4400
                                                                                      XX      35         2000
                                                                                      XX   12,32         2600
APTARGROUP INC     COMMON STOCK               038336103   1640736     40106           XX                24970
                                                                                      XX      12         2076
                                                                                      XX      32          360
                                                                                      XX      35         6000
                                                                                      XX   12,32         4000
                                                                                      XX   25,35         2700
AUTOMATIC DATA     COMMON STOCK               053015103    829193     18621           XX                12821
PROCESSING                                                                            XX      12         1400
                                                                                      XX      35         2000
                                                                                      XX   25,35         2400
B P PLC ADR        COMMON STOCK               055622104   1551417     21218           XX                16268
                                                                                      XX      32          200
                                                                                      XX      35         3300
                                                                                      XX   12,32          850
                                                                                      XX   25,35          600
BERKSHIRE HATHAWAY CLASS B                    084670207    676650       143           XX                   38
INC                                                                                   XX      35          105

AS OF DECEMBER 31, 2007       FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                     ITEM 2:            ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------            -------------------------  --------- ----------- --------- ----------- -------- ----------------
                                                                                                   VOTING AUTHORITY
                                                                                                   ----------------
                                                                    SHARES OR INVESTMENT
                                                CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER          TITLE OF CLASS         NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------     -------------------------  --------- ----------- --------- --- --- --- -------- ---- ------ ----
BRISTOL MYERS      COMMON STOCK               110122108    335610     12594           XX                10985
SQUIBB CO                                                                             XX      12         1609
C I G N A CORP     COMMON STOCK               125509109    241785      4500           XX                 4500
CANADIAN NATIONAL  COMMON STOCK               136375102   1728338     36828           XX                22489
RAILWAY CO                                                                            XX      12         1388
                                                                                      XX      32         5900
                                                                                      XX      35         1500
                                                                                      XX   12,32         3550
                                                                                      XX   25,35         2001
CATERPILLAR INC    COMMON STOCK               149123101   1125201     15510           XX                15510
CHEVRON CORP       COMMON STOCK               166764100   1476423     15943           XX                 8651
                                                                                      XX      12         1112
                                                                                      XX      32          180
                                                                                      XX      35         6000
CHUBB CORPORATION  COMMON STOCK               171232101    624980     11451           XX                  950
                                                                                      XX      35         8500
                                                                                      XX   25,35         2001
CISCO SYS INC      COMMON STOCK               17275R102    939888     34626           XX                 6797
                                                                                      XX      12         2609
                                                                                      XX      32         8420
                                                                                      XX      35         6000
                                                                                      XX   12,32         8100
                                                                                      XX   25,35         2700
COCA COLA CO       COMMON STOCK               191216100    781700     12730           XX                 2730
                                                                                      XX      32         5500
                                                                                      XX      35         4500
COLGATE PALMOLIVE  COMMON STOCK               194162103    296248      3800           XX                 3800
CO

AS OF DECEMBER 31, 2007       FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                         ITEM 2:            ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                -------------------------  --------- ----------- --------- ----------- -------- ----------------
                                                                                                       VOTING AUTHORITY
                                                                                                       ----------------
                                                                        SHARES OR INVESTMENT
                                                    CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER              TITLE OF CLASS         NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------------------  --------- ----------- --------- --- --- --- -------- ---- ------ ----
CONOCOPHILLIPS         COMMON STOCK               20825C104    643994      7449           XX                 2649
                                                                                          XX      32         4800
DOMINION RESOURCES     V A NEW                    25746U109    268492      5660           XX                 5660
INC
                       COMMON STOCK               263534109   1108637     25125           XX                25125
E I DU PONT DE NEMOURS
& CO
E M C CORP             COMMON STOCK               268648102   1094678     59076           XX                24025
                                                                                          XX      12         3050
                                                                                          XX      32        13500
                                                                                          XX      35        10000
                                                                                          XX   12,32         5000
                                                                                          XX   25,35         3501
EMERSON ELECTRIC       COMMON STOCK               291011104   2867053     50601           XX                22500
CO                                                                                        XX      12         1600
                                                                                          XX      32        12500
                                                                                          XX      35         8000
                                                                                          XX   12,32         3400
                                                                                          XX   25,35         2601
ENCANA CORP            COMMON STOCK               292505104   3113248     45810           XX                30309
                                                                                          XX      12         2200
                                                                                          XX      32         2400
                                                                                          XX      35         4000
                                                                                          XX   12,32         5200
                                                                                          XX   25,35         1701
EXXON MOBIL CORP       COMMON STOCK               30231G102   8353540     89315           XX                58765
                                                                                          XX      12         3600
                                                                                          XX      32        22450
                                                                                          XX   12,32         1500
                                                                                          XX   25,35         3000
GENENTECH INC          COMMON STOCK               368710406    375592      5600           XX      32         5000
                                                                                          XX   12,32          600

AS OF DECEMBER 31, 2007       FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                        ITEM 2:            ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------               -------------------------  --------- ----------- --------- ----------- -------- ----------------
                                                                                                      VOTING AUTHORITY
                                                                                                      ----------------
                                                                       SHARES OR INVESTMENT
                                                   CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER             TITLE OF CLASS         NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------        -------------------------  --------- ----------- --------- --- --- --- -------- ---- ------ ----
GENERAL ELECTRIC      COMMON STOCK               369604103   5005678    134862           XX                84064
CO                                                                                       XX      12         5528
                                                                                         XX      32        21970
                                                                                         XX      35        14500
                                                                                         XX   12,32         5200
                                                                                         XX   25,35         3600
GENERAL MILLS INC     COMMON STOCK               370334104    264090      4600           XX                 4600
GILEAD SCIENCES       COMMON STOCK               375558103    606872     13190           XX                 6790
                                                                                         XX   12,32         6400
GROUPE DANONE         SPONSORED                  399449107    623004     34700           XX                24300
                      ADR                                                                XX      12         2800
                                                                                         XX      35         3000
                                                                                         XX   12,32         4600
HSBC HOLDINGS PLC     SPONSORED                  404280406    668006      7980           XX                 1850
                      ADR NEW                                                            XX      32         5530
                                                                                         XX   25,35          600
HEINZ ( H J ) CO      COMMON STOCK               423074103    200724      4300           XX                 4300
HELMERICH & PAYNE INC COMMON STOCK               423452101    625092     15600           XX                 5000
                                                                                         XX      35         7000
                                                                                         XX   12,32         3600
HERSHEY FOODS         COMMON STOCK               427866108    712352     18080           XX                 3580
CORPORATION                                                                              XX      32        14500
HEWLETT PACKARD CO    COMMON STOCK               428236103    321400      6360           XX                 6360
INTEL CORPORATION     COMMON STOCK               458140100   2665432    100001           XX                58500
                                                                                         XX      12         6000
                                                                                         XX      32        14100
                                                                                         XX      35         6000
                                                                                         XX   12,32         8900
                                                                                         XX   25,35         6501

AS OF DECEMBER 31, 2007       FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                         ITEM 2:            ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                -------------------------  --------- ----------- --------- ----------- -------- ----------------
                                                                                                       VOTING AUTHORITY
                                                                                                       ----------------
                                                                        SHARES OR INVESTMENT
                                                    CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER              TITLE OF CLASS         NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------------------  --------- ----------- --------- --- --- --- -------- ---- ------ ----
INTL BUSINESS MACHINES COMMON STOCK               459200101   1098823     10175           XX                 8975
                                                                                          XX   12,32         1200
INVITROGEN CORP        COMMON STOCK               46185R100    499744      5350           XX                 3600
                                                                                          XX      12          950
                                                                                          XX      35          700
                                                                                          XX   12,32          100
ISHARES TRUST          MSCI EAFE INDEX FUND       464287465    767150      9245           XX                 9245
JOHNSON & JOHNSON      COMMON STOCK               478160104   4452342     66712           XX                36825
                                                                                          XX      12         1600
                                                                                          XX      32        17380
                                                                                          XX      35         5000
                                                                                          XX   12,32         2208
                                                                                          XX   25,35         3699
ELI LILLY & CO.        COMMON STOCK               532457108   1077772     20194           XX                 6961
                                                                                          XX      12          797
                                                                                          XX      32        10536
                                                                                          XX   12,32         1900
LINCOLN NATL CORP      COMMON STOCK               534187109   1299360     22262           XX                14012
IND                                                                                       XX      12         1750
                                                                                          XX      35         6500
MERCK & CO INC         COMMON STOCK               589331107   2579524     44378           XX                30253
                                                                                          XX      32        11725
                                                                                          XX   12,32         2400
MICROSOFT CORP         COMMON STOCK               594918104   1764194     49556           XX                23656
                                                                                          XX      32        10000
                                                                                          XX      35         4500
                                                                                          XX   12,32         4200
                                                                                          XX   25,35         7200
NATIONAL AUSTRALIA     SPONSORED                  632525408    257322      1551           XX      32         1551
BANK LTD               ADR

AS OF DECEMBER 31, 2007       FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                     ITEM 2:            ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------            -------------------------  --------- ----------- --------- ----------- -------- ----------------
                                                                                                   VOTING AUTHORITY
                                                                                                   ----------------
                                                                    SHARES OR INVESTMENT
                                                CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER          TITLE OF CLASS         NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------     -------------------------  --------- ----------- --------- --- --- --- -------- ---- ------ ----
NOKIA CORP ADR A   COMMON STOCK               654902204   1059564     27600           XX                 14800
                                                                                      XX      12          1900
                                                                                      XX      32          6750
                                                                                      XX   12,32          2050
                                                                                      XX   25,35          2100
NOVARTIS AG ADR    COMMON STOCK               66987V109   1500857     27635           XX                 13085
                                                                                      XX      12          1500
                                                                                      XX      32          5750
                                                                                      XX      35          3000
                                                                                      XX   12,32          2500
                                                                                      XX   25,35          1800
ORACLE CORP        COMMON STOCK               68389X105    489963     21699           XX                  6900
                                                                                      XX      12          2500
                                                                                      XX      32          9200
                                                                                      XX   25,35          3099
PEPSICO INC        COMMON STOCK               713448108   1390257     18306           XX                 14175
                                                                                      XX      12          1031
                                                                                      XX      32           200
                                                                                      XX      35          1000
                                                                                      XX   12,32           400
                                                                                      XX   25,35          1500
PFIZER INC         COMMON STOCK               717081103    631198     27280           XX                 24480
                                                                                      XX   12,32          2800
PORTLAND GENERAL   COMMON STOCK               736508847    877848     31600           XX                 14100
ELECTRIC CO                                                                           XX      12          1000
                                                                                      XX      32         14500
                                                                                      XX   12,32           200
                                                                                      XX   25,35          1800
T ROWE PRICE       COMMON STOCK               74144T108  17460320    284000           XX                284000
GROUP INC
PROCTER & GAMBLE   COMMON STOCK               742718109   3072921     41854           XX                 32054
CO                                                                                    XX      12          1800
                                                                                      XX      35          8000
ROYAL DUTCH SHELL  SPONSORED                  780259206    870291     10336           XX      32          5536
PLC                ADR REPSTG                                                         XX      35          3000
                   A SHS                                                              XX   25,35          1800

AS OF DECEMBER 31, 2007       FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                     ITEM 2:            ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------            -------------------------  --------- ----------- --------- ----------- -------- ----------------
                                                                                                   VOTING AUTHORITY
                                                                                                   ----------------
                                                                    SHARES OR INVESTMENT
                                                CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER          TITLE OF CLASS         NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------     -------------------------  --------- ----------- --------- --- --- --- -------- ---- ------ ----
SCHLUMBERGER LTD   COMMON STOCK               806857108    1623105    16500           XX                 2850
                                                                                      XX      12          350
                                                                                      XX      32        11300
                                                                                      XX   12,32         2000
J M SMUCKER CO NEW COMMON STOCK               832696405     287589     5635           XX                 4635
                                                                                      XX   12,32         1000
SNAP ON INC        COMMON STOCK               833034101     371448     7700           XX                 3100
                                                                                      XX      35         3000
                                                                                      XX   12,32         1600
STATE STREET CORP  COMMON STOCK               857477103    1957894    24112           XX                12412
                                                                                      XX      12          900
                                                                                      XX      32         7200
                                                                                      XX   12,32          600
                                                                                      XX   25,35         3000
SYSCO CORP         COMMON STOCK               871829107     621079    19900           XX                 1400
                                                                                      XX      35        18500
3 M COMPANY        COMMON STOCK               88579Y101    2713755    32184           XX                21671
                                                                                      XX      12         1262
                                                                                      XX      32         2750
                                                                                      XX      35         2500
                                                                                      XX   12,32         2000
                                                                                      XX   25,35         2001
UNITED             COMMON STOCK               913017109    1002980    13104           XX                13104
TECHNOLOGIES
WELLS FARGO & CO   COMMON STOCK               949746101     473784    15535           XX                 2935
(NEW)                                                                                 XX      35         8000
                                                                                      XX   12,32         4600
WYETH              COMMON STOCK               983024100     446320     9955           XX                 9355
                                                                                      XX      12          600
ZIMMER HOLDINGS    COMMON STOCK               98956P102     243101     3675           XX                  600
INC                                                                                   XX      12          500
                                                                                      XX      32          750
                                                                                      XX      35         1000
                                                                                      XX   25,35          825
ZIONS BANCORP      COMMON STOCK               989701107     210105     4500           XX      35         4500
AGGREGATE TOTAL                                         96,749,342